Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 7,250	$ 6,442
Purchased power	3,854	3,111
Operation, maintenance and administration	1,034	991
Depreciation, amortization and asset removal costs	876	871
Income before financing charges and income tax expense	1,486	1,469
Capital investments	1,869	1,659
Total assets	30,133	26,917
Goodwill	373	325
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,743	1,654
Purchased power	0	0
Operation, maintenance and administration	406	369
Depreciation, amortization and asset removal costs	459	462
Income before financing charges and income tax expense	878	823
Capital investments	1,157	1,035
Total assets	17,620	14,917
Goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	5,507	4,788
Purchased power	3,854	3,111
Operation, maintenance and administration	623	615
Depreciation, amortization and asset removal costs	417	409
Income before financing charges and income tax expense	613	653
Capital investments	712	624
Total assets	11,294	9,943
Goodwill	216	168
Other [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power	0	0
Operation, maintenance and administration	5	7
Depreciation, amortization and asset removal costs	0	0
Income before financing charges and income tax expense	(5)	(7)
Capital investments	0	0
Total assets	$ 1,219	$ 2,057